UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07490

Nuveen Virginia Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NPV
Nuveen Virginia Quality Municipal Income Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 155.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 155.5% (100.0% of Total Investments)
	Consumer Staples – 6.3% (4.0% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 560	5.250%, 6/01/32	5/18 at 100.00	N/R	$559,994
700	5.625%, 6/01/47	4/18 at 100.00	N/R	685,979
8,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	5/18 at 100.00	B-	7,931,625
6,645	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/21 at 100.00	B-	6,571,573
140	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/18 at 100.00	A3	140,276
16,180	Total Consumer Staples			15,889,447
	Education and Civic Organizations – 12.8% (8.2% of Total Investments)
1,615	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2012, 3.750%, 1/01/30	1/22 at 100.00	A1	1,646,735
	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017:
1,105	4.000%, 1/01/37	1/27 at 100.00	A1	1,142,371
565	4.000%, 1/01/40	1/27 at 100.00	A1	581,515
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	5/18 at 100.00	B+	546,986
1,600	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Refunding Series 2016A, 3.000%, 10/01/46	10/25 at 100.00	Aa1	1,420,288
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37	6/27 at 100.00	Aa2	520,790
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,828,675
	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A:
1,945	5.000%, 4/01/39	4/27 at 100.00	AAA	2,255,519
9,000	5.000%, 4/01/42 (UB) (4)	4/27 at 100.00	AAA	10,390,320
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,051,900
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
1,500	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	1,591,470
4,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	4,207,520

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,725	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.375%, 1/01/21	No Opt. Call	AA	$1,823,687
1,460	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	1,643,873
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke College, Series 2011, 5.750%, 4/01/41	4/20 at 100.00	BBB+	534,310
29,595	Total Education and Civic Organizations			32,185,959
	Health Care – 20.8% (13.4% of Total Investments)
5,000	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	AA-	5,251,200
2,145	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA	2,282,859
3,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/40	1/23 at 100.00	BBB+	3,619,721
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2012A, 5.000%, 5/15/40	5/22 at 100.00	AA+	1,091,470
4,950	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	5,518,854
	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007:
1,080	5.250%, 6/15/18	No Opt. Call	A-	1,090,800
2,500	5.250%, 6/15/23	No Opt. Call	A-	2,822,500
155	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured	No Opt. Call	A	158,424
1,160	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured	No Opt. Call	A	1,234,391
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,681,685
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
155	5.000%, 1/01/31	1/27 at 100.00	A	174,814
2,000	5.000%, 1/01/47	1/27 at 100.00	A	2,192,960
3,155	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/46	11/22 at 100.00	AA-	3,357,456
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A-	1,109,310
1,440	5.000%, 6/15/35	6/26 at 100.00	A-	1,583,251
1,360	4.000%, 6/15/37	6/26 at 100.00	A-	1,356,314
2,700	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B., 5.000%, 7/01/46	7/27 at 100.00	AA-	3,038,202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,975	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	$3,144,516
2,335	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	A+	2,529,692
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,500	5.000%, 1/01/33	1/26 at 100.00	A+	1,682,625
1,000	5.000%, 1/01/35	1/26 at 100.00	A+	1,116,600
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,059,720
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,325,954
1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A+	1,077,263
48,720	Total Health Care			52,500,581
	Housing/Multifamily – 5.5% (3.5% of Total Investments)
805	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Alternative Minimum Tax)	3/18 at 100.00	AA	806,264
1,000	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	1,014,920
400	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	414,572
530	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	551,587
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2012A, 3.625%, 3/01/32	3/21 at 100.00	AA+	1,014,920
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,000	3.500%, 3/01/35	3/24 at 100.00	AA+	992,400
1,000	3.625%, 3/01/39	3/24 at 100.00	AA+	1,007,250
900	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	918,360
2,750	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,804,147
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,473,855
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,508,730
1,360	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	4/20 at 100.00	AA+	1,393,361
13,745	Total Housing/Multifamily			13,900,366
	Housing/Single Family – 1.8% (1.2% of Total Investments)
2,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-5, 4.550%, 7/01/31	10/22 at 100.00	AAA	2,693,500

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-8:
$ 715	4.400%, 10/01/31	10/22 at 100.00	AAA	$765,751
1,000	4.750%, 10/01/38	10/22 at 100.00	AAA	1,085,060
4,215	Total Housing/Single Family			4,544,311
	Long-Term Care – 6.4% (4.1% of Total Investments)
900	Alexandria Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House Incorporated, Series 2015, 5.000%, 10/01/45	10/25 at 100.00	BBB	992,331
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
1,965	5.000%, 10/01/36	10/24 at 102.00	BBB	2,187,831
1,100	5.000%, 10/01/42	10/24 at 102.00	BBB	1,219,207
700	4.000%, 10/01/42	10/24 at 102.00	BBB	714,266
875	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2015, 4.000%, 10/01/35	10/20 at 100.00	BBB+	882,027
	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2016:
1,000	4.000%, 1/01/37	1/25 at 102.00	BBB-	1,014,840
150	3.375%, 1/01/37	1/25 at 102.00	BBB-	140,514
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2017A., 5.000%, 1/01/42	1/23 at 103.00	BBB-	1,079,780
2,000	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016, 5.000%, 1/01/46	1/25 at 102.00	N/R	2,118,440
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 4.625%, 12/01/27	12/22 at 100.00	N/R	1,014,190
1,500	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39	5/18 at 100.00	N/R	1,501,920
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church Homes and Services Obligated Group, Refunding Series 2016:
1,000	5.000%, 9/01/26	9/24 at 102.00	N/R	1,094,490
1,920	5.000%, 9/01/31	9/24 at 102.00	N/R	2,073,523
15,110	Total Long-Term Care			16,033,359
	Tax Obligation/General – 4.1% (2.6% of Total Investments)
2,000	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2017A, 5.000%, 7/15/21	No Opt. Call	AAA	2,214,520
830	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa1	893,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2017A, 5.000%, 10/01/19	No Opt. Call	AAA	$2,109,240
1,870	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/31	3/27 at 100.00	AA+	2,190,331
2,000	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2017A., 5.000%, 7/15/32	7/27 at 100.00	AA	2,353,140
380	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D., 5.000%, 3/01/33	No Opt. Call	AA+	475,437
9,080	Total Tax Obligation/General			10,235,798
	Tax Obligation/Limited – 27.0% (17.4% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,485	5.000%, 2/15/34	8/27 at 100.00	Aa1	1,722,556
1,730	5.000%, 2/15/35	8/27 at 100.00	Aa1	2,000,589
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
465	5.250%, 7/15/25 – ACA Insured	5/18 at 100.00	N/R	457,820
520	5.500%, 7/15/35 – ACA Insured	5/18 at 100.00	N/R	488,987
600	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	600,438
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	101,793
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34	10/27 at 100.00	AA+	1,160,920
1,500	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	AA+	1,713,810
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000	5.000%, 11/15/32	11/25 at 100.00	A	3,279,030
4,000	5.000%, 11/15/34	11/25 at 100.00	A	4,349,680
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,071,745
500	5.250%, 1/01/36	1/22 at 100.00	A	526,615
925	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Refunding Series 2015, 5.000%, 6/15/19	No Opt. Call	AA-	965,700
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BBB+	1,093,360
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
2,000	5.000%, 7/01/52	1/28 at 100.00	AA+	2,269,000
13,000	5.000%, 7/01/52 (UB) (4)	1/28 at 100.00	AA	14,748,500
1,000	5.500%, 7/01/57	1/28 at 100.00	AA+	1,184,290
645	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	C	648,193

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	C	$3,278,309
5,085	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	C	2,666,778
3,535	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Baa2	822,382
760	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	755,463
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	Baa2	5,018
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/30, 144A	9/25 at 100.00	A	1,584,390
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,356,480
600	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	637,092
3,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	3,185,700
1,725	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,790,429
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30	9/26 at 100.00	AA+	4,104,205
1,100	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2012A, 5.000%, 8/01/24	8/22 at 100.00	AA+	1,237,247
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,349,720
1,530	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	1,711,657
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19	5/18 at 100.00	AA	95,298
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	1,037,570
1,835	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Aa2	2,080,688
69,875	Total Tax Obligation/Limited			68,081,452
	Transportation – 37.3% (24.0% of Total Investments)
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
775	5.000%, 7/01/32	7/26 at 100.00	A2	878,695
375	4.000%, 7/01/34	7/26 at 100.00	A2	392,576
400	4.000%, 7/01/35	7/26 at 100.00	A2	417,860
250	4.000%, 7/01/38	7/26 at 100.00	A2	260,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
$ 1,705	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	$1,898,773
8,320	5.000%, 7/01/46	7/26 at 100.00	BBB	9,240,075
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
2,000	0.000%, 7/15/32 (5)	7/28 at 100.00	BBB	1,754,460
4,125	0.000%, 7/15/40 (5)	7/28 at 100.00	BBB	3,516,562
1,000	0.000%, 7/15/40 – AGM Insured (5)	7/28 at 100.00	AA	843,460
750	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2010B, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/20 at 100.00	AA-	803,955
	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2009C:
1,380	5.250%, 10/01/22	10/18 at 100.00	AA-	1,410,677
1,200	5.000%, 10/01/28	10/18 at 100.00	AA-	1,224,732
	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2010A:
3,400	5.000%, 10/01/30	10/20 at 100.00	AA-	3,665,030
420	5.000%, 10/01/35	10/20 at 100.00	AA-	451,639
3,800	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	4,044,644
6,700	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (5)	10/28 at 100.00	BBB+	8,360,193
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	2,982,600
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	6,122,157
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	533,938
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	2,047,387
7,300	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (Alternative Minimum Tax)	10/26 at 100.00	AA-	8,174,248
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
375	5.000%, 10/01/35 (Alternative Minimum Tax)	10/27 at 100.00	AA-	424,354
2,000	5.000%, 10/01/42 (Alternative Minimum Tax)	10/27 at 100.00	AA-	2,238,900
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	160,670
595	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	630,545

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 395	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory put 10/01/19)	No Opt. Call	BBB	$393,527
3,000	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	3,196,800
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,975	5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	BBB	4,291,370
2,500	5.000%, 12/31/56 (Alternative Minimum Tax)	6/27 at 100.00	BBB	2,684,850
2,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	2,665,550
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
750	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	824,738
5,025	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	5,654,431
5,700	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	6,284,136
735	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/34	7/27 at 100.00	AA-	853,188
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
3,000	5.000%, 7/01/33	7/27 at 100.00	AA-	3,495,660
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,153,760
97,570	Total Transportation			93,976,565
	U.S. Guaranteed – 23.4% (15.1% of Total Investments) (6)
610	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	657,281
1,750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	1,934,363
820	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM Insured (ETM)	No Opt. Call	AA	865,231
1,030	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Bonds, Refunding Series 1998, 5.500%, 7/01/25 – NPFG Insured (ETM)	No Opt. Call	Baa2	1,220,117
4,150	Fairfax County Economic Development Authority, Virginia, Transportation District Improvement Revenue Bonds, Silver Line Phase 1 Project, Series 2011, 5.000%, 4/01/27 (Pre-refunded 4/01/20)	4/20 at 100.00	Aaa	4,442,865
1,060	Fairfax County Industrial Development Authority, Virginia, Health Care Revenue Bonds, Inova Health System Project, Series 2009A, 5.500%, 5/15/35 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+	1,111,368
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Tender Option Bond Trust 2016-XG0021:
1,170	12.997%, 5/15/35 (Pre-refunded 5/15/19), 144A (IF)	5/19 at 100.00	N/R	1,338,234
2,170	12.997%, 5/15/35 (Pre-refunded 5/15/19), 144A (IF)	5/19 at 100.00	AA+	2,482,024
1,100	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+	1,173,403

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A:
$ 1,295	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	$1,411,835
5,205	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	AA+	5,674,595
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2	1,043,950
	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D:
5,900	5.000%, 7/15/34 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	6,364,507
150	5.000%, 7/15/34 (Pre-refunded 7/15/20)	7/20 at 100.00	AA	161,991
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	A	1,808,811
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/18 – NPFG Insured (ETM)	No Opt. Call	Baa2	146,989
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	A2	801,157
1,000	Richmond, Virginia, General Obligation Bonds, Public Improvement Series 2009A, 5.000%, 7/15/22 (Pre-refunded 7/15/19)	7/19 at 100.00	AA+	1,047,810
3,600	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008, 5.000%, 6/01/40 (Pre-refunded 6/01/18)	6/18 at 100.00	AAA	3,634,236
1,820	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009A, 5.000%, 2/01/22 (Pre-refunded 2/01/19)	2/19 at 100.00	AA+	1,879,951
1,200	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2011A, 4.000%, 2/01/29 (Pre-refunded 2/01/21)	2/21 at 100.00	AA+	1,278,480
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Tender Option Bond Trust 2016-XL0011, 11.750%, 2/01/27 (Pre-refunded 2/01/19), 144A (IF) (4)	2/19 at 100.00	AA+	1,829,685
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Tender Option Bond Trust 2016-XL0013, 11.750%, 2/01/28 (Pre-refunded 2/01/19), 144A (IF) (4)	2/19 at 100.00	AA+	1,829,685
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2009A:
30	5.000%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	30,541
3,570	5.000%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	Aa1	3,637,937
2,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-5, 4.800%, 7/01/38 (Pre-refunded 3/13/18)	3/18 at 100.00	AAA	2,002,300
3,195	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/40 (Pre-refunded 7/01/19)	7/19 at 100.00	A	3,341,267
3,730	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	4,225,829
1,620	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44 (Pre-refunded 1/01/19)	1/19 at 100.00	A+	1,675,048
54,990	Total U.S. Guaranteed			59,051,490

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 5.8% (3.7% of Total Investments)
$ 2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory put 7/01/22)	No Opt. Call	D	$1,835,000
	Guam Power Authority, Revenue Bonds, Series 2012A:
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,624,860
495	5.000%, 10/01/34	10/22 at 100.00	BBB	518,661
	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A:
5,000	5.000%, 1/15/33	1/26 at 100.00	AA	5,775,750
1,000	5.000%, 1/15/35	1/26 at 100.00	AA	1,148,290
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	5/18 at 100.00	CCC	385,075
3,250	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	3,259,425
13,975	Total Utilities			14,547,061
	Water and Sewer – 4.3% (2.8% of Total Investments)
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	886,188
2,425	Henrico County, Virginia, Water and Sewer System Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AAA	2,770,005
3,000	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA	3,128,460
3,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	3,473,490
1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Goochland County - Tuckahoe Creek Service District Project, Series 2012, 0.000%, 11/01/34	11/22 at 63.13	AA	541,190
10,235	Total Water and Sewer			10,799,333
$ 383,290	Total Long-Term Investments (cost $377,372,623)			391,745,722
	Floating Rate Obligations – (6.8)%			(17,150,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (50.7)% (7)			(127,613,987)
	Other Assets Less Liabilities – 2.0%			4,882,275
	Net Asset Applicable to Common Shares – 100%			$ 251,864,010
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$391,745,722	$ —	$391,745,722
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$360,010,659
Gross unrealized:
Appreciation	$ 17,780,358
Depreciation	(3,195,324)
Net unrealized appreciation (depreciation) of investments	$ 14,585,034
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 32.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Virginia Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018